Debt Extinguishment (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of Gain on Debt Extinguishment
	Gain (loss) on extinguishment on modification date	Other	Total gain (loss) on debt extinguishment
Gain from reversal of derivative liabilities on Modification Date or repayment date (note 8)	$61,841,708	$246,110	$62,087,818
Fair value of common shares issued on Modification Date (note 10)	(17,934,000)	-	(17,934,000)
Fair value of warrants issued on modification dates (note 10)	-	(3,620,498)	(3,620,498)
Conversion inducement expense (note 10)	-	(1,164,220)	(1,164,220)
Write-off of remaining debt discount	(1,013,118)	(152,240)	(1,165,358)
Reversal of put premium on stock-settled debt related to cancellation of conversion terms (note 8)	385,385	-	385,385
Reduction of principal and interest balances due	501,041	-	501,041
Gain (loss) of debt extinguishment	$43,781,016	$(4,690,848)	$39,090,168